Restructuring Programs - Overall Structure to Win 2020 Program Costs By Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 105.4	$ 166.7	$ 73.6
Structure to Win
Restructuring Cost and Reserve [Line Items]
Restructuring charges	15.9	44.1
Cumulative Costs To Date	60.0
Total Expected Costs	60.4
Asset-related | Structure to Win
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1.8	2.1
Cumulative Costs To Date	4.0
Total Expected Costs	4.0
Employee-related | Structure to Win
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4.8	21.4
Cumulative Costs To Date	26.1
Total Expected Costs	26.2
Other costs | Structure to Win
Restructuring Cost and Reserve [Line Items]
Restructuring charges	9.3	$ 20.6
Cumulative Costs To Date	29.9
Total Expected Costs	$ 30.2